UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22906
Virtus Alternative Solutions Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus AlphaSimplex Global Alternatives Fund
Class A / GAFAX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Global Alternatives Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Alternatives Fund Class A / GAFAX	$77	1.49%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$77,594
Total number of portfolio holdings	621
Portfolio turnover rate as of the end of the reporting period	227%
Asset Allocation(1)
Short-Term Investment		60%
Common Stocks		40
Biotechnology	2
Semiconductors & Semiconductor Equipment	2
Capital Markets	2
All other Common Stocks	34
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8108
Virtus AlphaSimplex Global Alternatives Fund

Virtus AlphaSimplex Global Alternatives Fund
Class I / GAFYX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Global Alternatives Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Alternatives Fund Class I / GAFYX	$64	1.24%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$77,594
Total number of portfolio holdings	621
Portfolio turnover rate as of the end of the reporting period	227%
Asset Allocation(1)
Short-Term Investment		60%
Common Stocks		40
Biotechnology	2
Semiconductors & Semiconductor Equipment	2
Capital Markets	2
All other Common Stocks	34
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8110
Virtus AlphaSimplex Global Alternatives Fund

Virtus AlphaSimplex Global Alternatives Fund
Class R6 / GAFNX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Global Alternatives Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Alternatives Fund Class R6 / GAFNX	$62	1.19%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$77,594
Total number of portfolio holdings	621
Portfolio turnover rate as of the end of the reporting period	227%
Asset Allocation(1)
Short-Term Investment		60%
Common Stocks		40
Biotechnology	2
Semiconductors & Semiconductor Equipment	2
Capital Markets	2
All other Common Stocks	34
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8111
Virtus AlphaSimplex Global Alternatives Fund

Virtus AlphaSimplex Managed Futures Strategy Fund
Class A / AMFAX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class A / AMFAX	$88	1.70%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$910,179
Total number of portfolio holdings	93
Number of Long Positions	54
Number of Short Positions	39
Portfolio turnover rate as of the end of the reporting period	—%
ASSET CLASS ALLOCATION(1)
Certificates of Deposits	48%
U.S. Government Securities	37
Commercial Paper	11
Short-Term Investment	4
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
% RISK ALLOCATION (includes futures contracts)
Commodities	31
Currencies	21
Equities	37
Fixed Income	11
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8113
Virtus AlphaSimplex Managed Futures Strategy Fund

Virtus AlphaSimplex Managed Futures Strategy Fund
Class C / ASFCX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class C / ASFCX	$127	2.45%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$910,179
Total number of portfolio holdings	93
Number of Long Positions	54
Number of Short Positions	39
Portfolio turnover rate as of the end of the reporting period	—%
ASSET CLASS ALLOCATION(1)
Certificates of Deposits	48%
U.S. Government Securities	37
Commercial Paper	11
Short-Term Investment	4
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
% RISK ALLOCATION (includes futures contracts)
Commodities	31
Currencies	21
Equities	37
Fixed Income	11
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8114
Virtus AlphaSimplex Managed Futures Strategy Fund

Virtus AlphaSimplex Managed Futures Strategy Fund
Class I / ASFYX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class I / ASFYX	$75	1.45%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$910,179
Total number of portfolio holdings	93
Number of Long Positions	54
Number of Short Positions	39
Portfolio turnover rate as of the end of the reporting period	—%
ASSET CLASS ALLOCATION(1)
Certificates of Deposits	48%
U.S. Government Securities	37
Commercial Paper	11
Short-Term Investment	4
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
% RISK ALLOCATION (includes futures contracts)
Commodities	31
Currencies	21
Equities	37
Fixed Income	11
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8115
Virtus AlphaSimplex Managed Futures Strategy Fund

Virtus AlphaSimplex Managed Futures Strategy Fund
Class R6 / AMFNX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class R6 / AMFNX	$69	1.33%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$910,179
Total number of portfolio holdings	93
Number of Long Positions	54
Number of Short Positions	39
Portfolio turnover rate as of the end of the reporting period	—%
ASSET CLASS ALLOCATION(1)
Certificates of Deposits	48%
U.S. Government Securities	37
Commercial Paper	11
Short-Term Investment	4
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
% RISK ALLOCATION (includes futures contracts)
Commodities	31
Currencies	21
Equities	37
Fixed Income	11
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8116
Virtus AlphaSimplex Managed Futures Strategy Fund

(b)	Not applicable.

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Refer to Item 7(a).

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (semiannual) financial statements and financial highlights are as follows:

SEMI-ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS ALTERNATIVE SOLUTIONS TRUST
June 30, 2026

Virtus AlphaSimplex Global Alternatives Fund
Virtus AlphaSimplex Managed Futures Strategy Fund
Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the
Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at
https://www.sec.gov.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2026
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Deutsche Boerse AG German Stock Index (“DAX”)
The DAX is a total return index of 40 selected German blue chip stocks traded on the Frankfurt Stock Exchange. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Euro Interbank Offered Rate (“EURIBOR”)
The EURIBOR is the basic rate of interest used in lending between banks on the European Union interbank market and also used as a reference for setting the interest rate on other loans.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The central bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Hang Seng China Enterprises Index (“HSCEI”)
The HSCEI is a market capitalisation-weighted stock index which is compiled and calculated by Hang Seng Indexes Company Limited. The HSCEI serves as a benchmark that reflects the overall performance of mainland China securities listed in Hong Kong. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.
Master Limited Partnership (“MLP”)
A type of limited partnership that is publicly traded. The partnership must derive most of its cash flows from real estate, natural resources and commodities.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sterling Overnight Index Average (SONIA)
The Sterling Overnight Index Average is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market. It is used for overnight funding for trades that occur in off-hours and represents the depth of overnight business in the marketplace.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
June 30, 2026
Tokyo Stock Price Index (TOPIX)
The Tokyo Stock Price Index is a free-float adjusted market capitalization weighted index comprised of domestic common stocks listed on the Tokyo Stock Exchange.
U.S. Federal Funds (USFF)
The U.S. Federal Funds rate is calculated as the effective median interest rate of overnight federal funds transactions during the previous business day.

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—33.6%
Aerospace & Defense—1.0%
AAR Corp.(1)	344	$49
AeroVironment, Inc.(1)	945	156
Astronics Corp.(1)	265	21
General Dynamics Corp.	93	33
Honeywell Aerospace, Inc.(1)	59	13
Howmet Aerospace, Inc.	137	37
Mercury Systems, Inc.(1)	479	59
Moog, Inc. Class A	118	50
MoonLake Immunotherapeutics Class A(1)	1,488	29
Oceaneering International, Inc.(1)	1,147	46
People, Inc.(1)	1,098	51
RTX Corp.	133	25
TransDigm Group, Inc.	99	132
Woodward, Inc.	108	46
		747

Air Freight & Logistics—0.1%
Expeditors International of Washington, Inc.	319	52
Automobile Components—0.2%
BorgWarner, Inc.	360	24
Forum Energy Technologies, Inc.(1)	418	21
Four Corners Property Trust, Inc.	1,167	28
Gentex Corp.	985	25
Lear Corp.	394	53
		151

Banks—1.0%
Axos Financial, Inc.(1)	3,124	304
Bank of America Corp.	328	19
Carter Bankshares, Inc.	895	31
Columbia Financial, Inc.(1)	1,184	25
Commerce Bancshares, Inc.	395	23
Enterprise Products Partners LP	822	30
First Citizens BancShares, Inc. Class A	36	75
JPMorgan Chase & Co.	103	34
NU Holdings Ltd. Class A(1)	1,727	23
Origin Bancorp, Inc.	1,028	53
Peapack-Gladstone Financial Corp.	681	32
Seaboard Corp.	18	80
Ubiquiti, Inc.	130	69
		798

Beverages—0.4%
Coca-Cola Co. (The)	594	48
Coca-Cola Consolidated, Inc.	384	74
Coca-Cola Europacific Partners plc	138	14
Constellation Brands, Inc. Class A	225	31
Monster Beverage Corp.(1)	738	71
PepsiCo, Inc.	287	39
		277

Biotechnology—1.8%
AbbVie, Inc.	112	28
ACADIA Pharmaceuticals, Inc.(1)	1,908	48
Arcus Biosciences, Inc.(1)	867	27
ArriVent Biopharma, Inc.(1)	360	13
Arrowhead Pharmaceuticals, Inc.(1)	334	27
	Shares	Value

Biotechnology—continued
Bicara Therapeutics, Inc.(1)	982	$29
Bridgebio Pharma, Inc.(1)	359	27
Calumet, Inc.(1)	781	28
Carter’s, Inc.	246	10
Celcuity, Inc.(1)	500	52
Cogent Biosciences, Inc.(1)	1,060	41
Cytokinetics, Inc.(1)	347	30
Exelixis, Inc.(1)	574	31
Fluor Corp.(1)	831	44
Halozyme Therapeutics, Inc.(1)	312	24
Heartland Express, Inc.	1,027	16
Incyte Corp.(1)	454	51
Insmed, Inc.(1)	668	71
JB Hunt Transport Services, Inc.	231	67
Madrigal Pharmaceuticals, Inc.(1)	100	54
Marriott Vacations Worldwide Corp.	499	51
Mirum Pharmaceuticals, Inc.(1)	245	29
Newamsterdam Pharma Co. N.V.(1)	1,048	36
Nuveen Churchill Direct Lending Corp.	1,117	14
Praxis Precision Medicines, Inc.(1)	42	14
Preformed Line Products Co.	64	26
Protagonist Therapeutics, Inc.(1)	420	51
PTC Therapeutics, Inc.(1)	605	49
Rapport Therapeutics, Inc.(1)	636	27
Rigel Pharmaceuticals, Inc.(1)	543	21
Roivant Sciences Ltd.(1)	1,253	44
Southern Missouri Bancorp, Inc.	694	53
Southwest Gas Holdings, Inc.	558	49
Super Group SGHC Ltd.	5,136	70
Tejon Ranch Co.(1)	1,046	20
United Therapeutics Corp.(1)	42	23
White Mountains Insurance Group Ltd.	37	77
Zymeworks, Inc.(1)	623	16
		1,388

Broadline Retail—0.2%
Dillard’s, Inc. Class A	54	29
Etsy, Inc.(1)	362	27
MercadoLibre, Inc.(1)	48	81
		137

Building Products—0.5%
Advanced Drainage Systems, Inc.	267	42
Allegion plc	399	56
Armstrong World Industries, Inc.	176	28
Capricor Therapeutics, Inc.(1)	390	9
Johnson Controls International plc	203	30
Lennox International, Inc.	41	24
Masco Corp.	347	28
Modine Manufacturing Co.(1)	53	14
Scholastic Corp.	488	23
Trane Technologies plc	131	64
Zurn Elkay Water Solutions Corp.	1,035	52
		370

Capital Markets—1.3%
Affiliated Managers Group, Inc.	154	52
Artisan Partners Asset Management, Inc. Class A	565	20
Blackrock, Inc.	126	121
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Capital Markets—continued
Broadridge Financial Solutions, Inc.	105	$14
Brookfield Corp. Class A	1,007	43
Cboe Global Markets, Inc.	100	24
CG oncology, Inc.(1)	493	35
CME Group, Inc. Class A	50	11
Evercore, Inc. Class A	121	41
Federated Hermes, Inc. Class B	558	31
First Financial Bancorp	1,558	53
Freedom Holding Corp. N.V.(1)	1,601	209
Golub Capital BDC, Inc.	3,403	44
Intercontinental Exchange, Inc.	113	14
MarketAxess Holdings, Inc.	454	52
Moelis & Co. Class A	370	24
Morningstar, Inc.	21	3
MSCI, Inc. Class A	154	86
Natural Gas Services Group, Inc.	698	30
Nelnet, Inc. Class A	188	25
PDF Solutions, Inc.(1)	452	32
Pharvaris N.V.(1)	752	26
T. Rowe Price Group, Inc.	293	33
Trinity Capital, Inc.	775	14
		1,037

Chemicals—0.5%
Air Products & Chemicals, Inc.	53	15
Albemarle Corp.	104	14
Eastman Chemical Co.	789	53
Ecolab, Inc.	62	17
Huntsman Corp.	14,896	158
International Flavors & Fragrances, Inc.	85	7
Linde plc	2	1
Millicom International Cellular S.A.	339	31
Scotts Miracle-Gro Co. (The)	684	47
Sherwin-Williams Co. (The)	56	19
		362

Commercial Services & Supplies—0.9%
Cimpress plc(1)	2,846	290
Cintas Corp.	1,959	333
Deluxe Corp.	796	19
Edgewise Therapeutics, Inc.(1)	559	23
Goosehead Insurance, Inc. Class A(1)	648	31
Veralto Corp.	165	15
Waste Management, Inc.	64	14
		725

Communications Equipment—0.3%
Arista Networks, Inc.(1)	132	22
Ciena Corp.(1)	42	20
Cisco Systems, Inc.	305	36
Motorola Solutions, Inc.	93	39
Tidewater, Inc.(1)	539	36
WSFS Financial Corp.	688	53
		206

Construction & Engineering—0.6%
AECOM	341	24
Ameresco, Inc. Class A(1)	432	12
Argan, Inc.	26	21
	Shares	Value

Construction & Engineering—continued
Centuri Holdings, Inc.(1)	1,499	$45
Comfort Systems USA, Inc.	51	101
Everus Construction Group, Inc.(1)	148	25
Granite Construction, Inc.	174	27
MasTec, Inc.(1)	72	30
MYR Group, Inc.(1)	116	58
National Presto Industries, Inc.	148	18
Sterling Infrastructure, Inc.(1)	33	28
Vestis Corp.(1)	3,916	57
		446

Construction Materials—0.1%
Knife River Corp.(1)	191	16
Lincoln Educational Services Corp.(1)	486	24
Vulcan Materials Co.	104	31
		71

Consumer Finance—0.3%
American Express Co.	106	36
Atlanticus Holdings Corp.(1)	149	15
Capital One Financial Corp.	94	19
Enact Holdings, Inc.	1,159	53
Encore Capital Group, Inc.(1)	445	42
National Fuel Gas Co.	169	13
SLM Corp.	1,854	48
		226

Consumer Staples Distribution & Retail—0.3%
Costco Wholesale Corp.	96	90
Dollar General Corp.	164	19
Sprouts Farmers Market, Inc.(1)	403	34
Sysco Corp.	334	28
United Natural Foods, Inc.(1)	395	18
Walmart, Inc.	347	39
		228

Containers & Packaging—0.2%
AptarGroup, Inc.	248	31
Avery Dennison Corp.	69	11
Ball Corp.	815	51
Janus Henderson Group plc	959	50
Martin Marietta Materials, Inc.	72	41
		184

Distributors—0.0%
GigaCloud Technology, Inc. Class A(1)	270	9
Diversified Consumer Services—0.7%
American Public Education, Inc.(1)	440	24
Grand Canyon Education, Inc.(1)	173	25
H&R Block, Inc.	1,691	64
Innovex International, Inc.(1)	921	23
Rollins, Inc.	1,512	63
Service Corp. International	472	36
Stride, Inc.(1)	3,768	325
		560

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Diversified REITs—0.5%
AvalonBay Communities, Inc.	1,256	$237
CorVel Corp.(1)	558	35
CubeSmart	941	37
Host Hotels & Resorts, Inc.	2,305	55
UDR, Inc.	996	40
		404

Diversified Telecommunication Services—0.1%
Iridium Communications, Inc.	281	16
Verizon Communications, Inc.	710	30
		46

Electric Utilities—0.1%
Entergy Corp.	144	16
Evergy, Inc.	227	20
NRG Energy, Inc.	253	37
		73

Electrical Equipment—0.4%
Allient, Inc.	197	20
AMETEK, Inc.	300	73
DuPont de Nemours, Inc.	372	50
Eaton Corp. plc	112	48
Emerson Electric Co.	186	27
GE Vernova, Inc.	22	26
Nextpower, Inc. Class A(1)	217	26
Palvella Therapeutics, Inc.(1)	108	16
Powell Industries, Inc.	84	24
Tyra Biosciences, Inc.(1)	732	23
Vertiv Holdings Co. Class A	57	19
		352

Electronic Equipment, Instruments & Components—0.6%
Advanced Energy Industries, Inc.	85	32
Amphenol Corp. Class A	435	77
Bel Fuse, Inc. Class A	57	17
Benchmark Electronics, Inc.	467	46
Cognex Corp.	772	56
Corning, Inc.	177	45
Fabrinet(1)	29	16
Napco Security Technologies, Inc.	885	34
Sanmina Corp.(1)	265	67
Teledyne Technologies, Inc.(1)	38	25
UFP Technologies, Inc.(1)	178	47
		462

Energy Equipment & Services—0.7%
Baker Hughes Co. Class A	662	37
Bristow Group, Inc.	598	25
EZCORP, Inc. Class A(1)	2,966	103
Gentherm, Inc.(1)	1,554	53
Helmerich & Payne, Inc.	774	25
Howard Hughes Holdings, Inc.(1)	572	41
Kodiak Gas Services, Inc.	448	34
Liberty Energy, Inc. Class A	2,301	60
Myers Industries, Inc.	1,015	36
Nabors Industries Ltd.(1)	229	19
Nektar Therapeutics(1)	261	18
	Shares	Value

Energy Equipment & Services—continued
Oculis Holding AG(1)	872	$12
Solaris Energy Infrastructure, Inc. Class A	236	19
Syndax Pharmaceuticals, Inc.(1)	1,250	27
Valaris Ltd.(1)	168	12
Whitestone REIT	625	12
Wix.com Ltd.(1)	150	7
		540

Entertainment—0.3%
Atlanta Braves Holdings, Inc. Class A(1)	693	39
Netflix, Inc.(1)	1,953	140
ROBLOX Corp. Class A(1)	1,193	65
Spotify Technology S.A.(1)	9	4
Walt Disney Co. (The)	264	25
		273

Financial Services—1.0%
A.O. Smith Corp.	472	30
Acacia Research Corp.(1)	10,159	47
Compass Minerals International, Inc.(1)	796	25
Donnelley Financial Solutions, Inc.(1)	620	26
Fiserv, Inc.(1)	860	42
Gold.com, Inc.	308	13
Mastercard, Inc. Class A	34	18
Mayville Engineering Co., Inc.(1)	296	11
NMI Holdings, Inc. Class A(1)	813	33
Oppenheimer Holdings, Inc. Class A	247	26
Rocket Cos., Inc. Class A(1)	3,138	49
Toast, Inc. Class A(1)	1,980	55
Veeco Instruments, Inc.(1)	4,296	326
Velocity Financial, Inc.(1)	918	17
Visa, Inc. Class A	212	73
		791

Food Products—1.3%
Archer-Daniels-Midland Co.	550	42
Conagra Brands, Inc.	20,832	280
Darling Ingredients, Inc.(1)	972	53
General Mills, Inc.	7,999	278
Ingredion, Inc.	332	32
Lamb Weston Holdings, Inc.	1,010	44
Pilgrim’s Pride Corp.	9,798	276
REX American Resources Corp.(1)	430	19
		1,024

Gas Utilities—0.1%
Pediatrix Medical Group, Inc.(1)	2,862	72
Septerna, Inc.(1)	476	16
		88

Ground Transportation—0.5%
Avis Budget Group, Inc.(1)	264	39
COPT Defense Properties	1,014	37
Graham Corp.(1)	241	30
Halliburton Co.	542	18
Landstar System, Inc.	308	64
Old Dominion Freight Line, Inc.	116	25
Uber Technologies, Inc.(1)	649	47
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Ground Transportation—continued
Union Pacific Corp.	395	$107
		367

Ground Transportation—0.1%
XPO, Inc.(1)	221	45
Health Care REITs—0.3%
LTC Properties, Inc.	799	31
Omega Healthcare Investors, Inc.	1,074	51
Resolute Holdings Management, Inc.(1)	90	13
Ventas, Inc.	706	62
Welltower, Inc.	193	44
		201

Healthcare Equipment & Supplies—0.8%
AngioDynamics, Inc.(1)	11,509	150
Axogen, Inc.(1)	1,767	82
Cooper Cos., Inc. (The)(1)	3	— (2)
Envista Holdings Corp.(1)	1,913	50
Establishment Labs Holdings, Inc.(1)	238	20
IDEXX Laboratories, Inc.(1)	57	30
iRadimed Corp.	892	85
Medtronic plc	164	13
ResMed, Inc.	164	32
Solventum Corp.(1)	681	53
STAAR Surgical Co.(1)	1,567	45
Stryker Corp.	42	13
Tactile Systems Technology, Inc.(1)	909	27
Teradata Corp.(1)	1,054	37
		637

Healthcare Providers & Services—0.8%
BrightSpring Health Services, Inc.(1)	1,128	79
Chemed Corp.	126	59
Corpay, Inc.(1)	110	36
DaVita, Inc.(1)	152	34
Garrett Motion, Inc.	2,739	99
Guardant Health, Inc.(1)	359	54
HCA Healthcare, Inc.	82	32
Hinge Health, Inc. Class A(1)	434	36
Markel Group, Inc.(1)	68	133
Quest Diagnostics, Inc.	164	35
Tenet Healthcare Corp.(1)	248	46
		643

Healthcare Technology—0.0%
HealthStream, Inc.	771	21
Hotel & Resort REITs—0.1%
Apple Hospitality REIT, Inc.	3,878	65
Hotels, Restaurants & Leisure—0.8%
Booking Holdings, Inc.	791	141
Brinker International, Inc.(1)	415	70
Chipotle Mexican Grill, Inc. Class A(1)	1,883	64
Darden Restaurants, Inc.	162	33
Domino’s Pizza, Inc.	139	41
Hilton Worldwide Holdings, Inc.	69	23
	Shares	Value

Hotels, Restaurants & Leisure—continued
Ladder Capital Corp. Class A	1,567	$16
Lindblad Expeditions Holdings, Inc.(1)	656	18
McDonald’s Corp.	133	36
Scorpio Tankers, Inc.	318	22
Sportradar Group AG Class A(1)	1,619	24
UroGen Pharma Ltd.(1)	371	14
Wingstop, Inc.	192	33
Wyndham Hotels & Resorts, Inc.	388	33
Yum! Brands, Inc.	238	38
		606

Household Durables—0.7%
Ethan Allen Interiors, Inc.	12,514	279
Green Brick Partners, Inc.(1)	684	55
Installed Building Products, Inc.	158	36
NVR, Inc.(1)	16	109
Sabra Health Care REIT, Inc.	2,706	53
		532

Household Products—0.3%
Church & Dwight Co., Inc.	163	16
Clorox Co. (The)	267	25
Colgate-Palmolive Co.	1,236	113
Kimberly-Clark Corp.	159	17
Oil-Dri Corp. of America	146	15
Procter & Gamble Co. (The)	319	47
WD-40 Co.	117	29
		262

Independent Power and Renewable Electricity Producers—0.1%
Starwood Property Trust, Inc.	940	15
Vistra Corp.	202	32
		47

Industrial Conglomerates—0.1%
General Electric Co.	188	71
Honeywell International, Inc.	59	13
		84

Industrial REITs—0.0%
Dianthus Therapeutics, Inc.(1)	257	25
Insurance—0.5%
Aon plc Class A	43	14
Baldwin Insurance Group, Inc. (The) Class A(1)	47	1
Covenant Logistics Group, Inc. Class A	270	12
Erie Indemnity Co. Class A	154	37
Franklin Resources, Inc.	1,592	53
Kinsale Capital Group, Inc.	134	44
Kratos Defense & Security Solutions, Inc.(1)	366	18
Loews Corp.	225	26
Marsh & McLennan Cos., Inc.	274	46
United Fire Group, Inc.	1,291	68
Universal Insurance Holdings, Inc.	1,553	64
Willis Towers Watson plc	54	14
		397

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Interactive Media & Services—0.7%
Alphabet, Inc. Class A	267	$95
Cargurus, Inc. Class A(1)	2,046	70
EverQuote, Inc. Class A(1)	1,136	27
Healthcare Services Group, Inc.(1)	2,375	58
Match Group, Inc.	3,133	119
Meta Platforms, Inc. Class A	104	59
Pinterest, Inc. Class A(1)	1,976	42
Reddit, Inc. Class A(1)	222	38
Yelp, Inc. Class A(1)	1,144	28
		536

IT Services—0.5%
Accenture plc Class A	247	31
Amdocs Ltd.	621	32
Applied Digital Corp.(1)	3,080	115
Flywire Corp.(1)	1,825	32
Gartner, Inc.(1)	211	27
GoDaddy, Inc. Class A(1)	369	31
MongoDB, Inc. Class A(1)	127	43
VeriSign, Inc.	223	56
Winmark Corp.	55	23
		390

Leisure Products—0.0%
YETI Holdings, Inc.(1)	583	29
Life Sciences Tools & Services—0.3%
Illumina, Inc.(1)	278	49
Medpace Holdings, Inc.(1)	148	78
Mettler-Toledo International, Inc.(1)	89	114
Tsakos Energy Navigation Ltd.	730	26
		267

Machinery—0.8%
Allison Transmission Holdings, Inc.	288	32
Caterpillar, Inc.	75	80
Damora Therapeutics, Inc.(1)	1,309	34
Deere & Co.	32	20
Douglas Dynamics, Inc.	570	31
Gorman-Rupp Co. (The)	360	33
Graco, Inc.	818	62
Helios Technologies, Inc.	259	23
Illinois Tool Works, Inc.	203	55
Ionis Pharmaceuticals, Inc.(1)	521	41
JBT Marel Corp.	315	46
Lincoln Electric Holdings, Inc.	123	33
Otis Worldwide Corp.	186	13
Park Aerospace Corp.	766	29
Talen Energy Corp.(1)	142	55
Toro Co. (The)	457	45
		632

Marine Transportation—0.2%
Global Ship Lease, Inc. Class A	601	22
Kirby Corp.(1)	204	28
TechnipFMC plc	1,188	79
		129

	Shares	Value

Media—0.2%
New York Times Co. (The) Class A	317	$22
Omnicom Group, Inc.	332	24
Revolution Medicines, Inc.(1)	442	83
		129

Metals & Mining—0.6%
Agnico Eagle Mines Ltd.	148	23
ATI, Inc.(1)	123	24
Barrick Mining Corp.	1,216	45
Caledonia Mining Corp. plc	878	17
Cohen & Steers, Inc.	327	25
Constellium SE Class A(1)	845	27
Freeport-McMoRan, Inc.	362	23
Kinross Gold Corp.	1,622	38
Materion Corp.	121	36
Newmont Corp.	445	41
Pan American Silver Corp.	894	40
Reliance, Inc.	64	24
Southern Copper Corp.	171	30
Steel Dynamics, Inc.	225	51
		444

Mortgage Real Estate Investment Trusts (REITs)—0.2%
Champion Homes, Inc.(1)	513	45
Dynex Capital, Inc.	2,739	36
Ellington Financial, Inc.	2,321	32
Immunome, Inc.(1)	1,320	28
		141

Multi-Utilities—0.7%
Dominion Energy, Inc.	3,343	228
Northwestern Energy Group, Inc.	4,073	292
Public Service Enterprise Group, Inc.	201	16
WEC Energy Group, Inc.	167	20
		556

Office REITs—0.2%
Corcept Therapeutics, Inc.(1)	318	28
Postal Realty Trust, Inc. Class A	3,830	94
		122

Oil, Gas & Consumable Fuels—0.7%
APA Corp.	747	24
Chevron Corp.	102	17
Core Natural Resources, Inc.	507	41
CVR Energy, Inc.	133	4
Danaos Corp.	187	23
Dorchester Minerals LP	914	23
Dorian LPG Ltd.	478	17
EastGroup Properties, Inc.	119	24
Expand Energy Corp.	508	46
Exxon Mobil Corp.	236	32
FLEX LNG Ltd.(1)	934	26
Hess Midstream LP Class A	682	26
International Seaways, Inc.	351	27
Ituran Location & Control Ltd.	479	29
MPLX LP	179	10
Navigator Holdings Ltd.	1,151	21
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Oil, Gas & Consumable Fuels—continued
Phillips 66	298	$50
Proto Labs, Inc.(1)	1,052	86
Texas Pacific Land Corp.	7	3
WEX, Inc.(1)	281	40
		569

Passenger Airlines—0.1%
Allegiant Travel Co.(1)	359	42
Southwest Airlines Co.	1,126	58
		100

Personal Care Products—0.1%
BellRing Brands, Inc.(1)	6,028	78
Pharmaceuticals—0.8%
Axsome Therapeutics, Inc.(1)	95	23
Cohu, Inc.(1)	287	21
Donaldson Co., Inc.	399	36
Frontline plc	709	25
Jazz Pharmaceuticals plc(1)	375	90
Johnson & Johnson	123	31
NCR Atleos Corp.(1)	4,619	201
Paymentus Holdings, Inc. Class A(1)	2,033	49
Phibro Animal Health Corp. Class A	365	12
Rhythm Pharmaceuticals, Inc.(1)	271	30
Weatherford International plc	622	51
Zoetis, Inc. Class A	769	55
		624

Professional Services—0.9%
Automatic Data Processing, Inc.	161	36
ExlService Holdings, Inc.(1)	1,959	51
Exponent, Inc.	478	28
Fair Isaac Corp.(1)	105	125
FTI Consulting, Inc.(1)	173	26
Kforce, Inc.	986	46
Leidos Holdings, Inc.	310	32
Paychex, Inc.	2,947	290
Piper Sandler Cos.	242	17
UL Solutions, Inc. Class A	399	41
		692

Real Estate Management & Development—0.2%
Guardian Pharmacy Services, Inc. Class A(1)	751	31
Jones Lang LaSalle, Inc.(1)	105	33
Stellar Bancorp, Inc.	3,043	120
		184

Residential REITs—0.1%
Camden Property Trust	347	40
Equity LifeStyle Properties, Inc.	305	19
		59

Retail REITs—0.2%
Agree Realty Corp.	330	25
CBL & Associates Properties, Inc.	734	39
Simon Property Group, Inc.	207	46
	Shares	Value

Retail REITs—continued
Vicor Corp.(1)	69	$26
		136

Semiconductors & Semiconductor Equipment—1.5%
Alpha & Omega Semiconductor Ltd.(1)	2,970	141
Amkor Technology, Inc.	322	28
Applied Materials, Inc.	70	51
Broadcom, Inc.	165	62
FormFactor, Inc.(1)	238	38
Intel Corp.(1)	101	14
KLA Corp.	104	31
Kulicke & Soffa Industries, Inc.	240	32
Lam Research Corp.	194	84
Lattice Semiconductor Corp.(1)	158	24
MACOM Technology Solutions Holdings, Inc.(1)	51	19
Micron Technology, Inc.	29	34
MKS, Inc.	41	18
Monolithic Power Systems, Inc.	34	47
NVE Corp.	123	13
NVIDIA Corp.	359	72
NWPX Infrastructure, Inc.(1)	168	25
Onto Innovation, Inc.(1)	66	25
Power Integrations, Inc.	36	3
QUALCOMM, Inc.	151	28
Synaptics, Inc.(1)	1,877	233
Teradyne, Inc.	98	47
Texas Instruments, Inc.	97	29
Timken Co. (The)	368	54
Tower Semiconductor Ltd.(1)	93	24
Ultra Clean Holdings, Inc.(1)	189	27
		1,203

Software—1.3%
Adobe, Inc.(1)	308	63
Alkami Technology, Inc.(1)	3,014	55
Appfolio, Inc. Class A(1)	161	26
AppLovin Corp. Class A(1)	50	26
Arteris, Inc.(1)	467	23
BILL Holdings, Inc.(1)	1,288	47
Check Point Software Technologies Ltd.(1)	171	22
Clear Secure, Inc. Class A	1,712	95
Docusign, Inc. Class A(1)	727	32
Dropbox, Inc. Class A(1)	1,075	30
Elastic N.V.(1)	2,709	154
Fortinet, Inc.(1)	186	29
Manhattan Associates, Inc.(1)	514	72
Microsoft Corp.	86	32
Oracle Corp.	894	131
Pegasystems, Inc.	2,007	60
Roper Technologies, Inc.	112	38
Salesforce, Inc.	277	43
Stoke Therapeutics, Inc.(1)	822	27
Terawulf, Inc.(1)	693	17
		1,022

Specialized REITs—0.4%
Fastenal Co.	1,048	50
National Storage Affiliates Trust	5,460	243
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Specialized REITs—continued
Outfront Media, Inc.	1,528	$50
		343

Specialty Retail—0.7%
Asbury Automotive Group, Inc.(1)	249	50
AutoZone, Inc.(1)	24	77
Best Buy Co., Inc.	467	35
Carlisle Cos., Inc.	168	61
Chewy, Inc. Class A(1)	2,147	42
National Energy Services Reunited Corp.(1)	779	23
O’Reilly Automotive, Inc.(1)	291	27
Ross Stores, Inc.	140	30
TJX Cos., Inc. (The)	390	59
Tractor Supply Co.	915	29
Ulta Beauty, Inc.(1)	59	27
Victoria’s Secret & Co.(1)	139	11
Vishay Precision Group, Inc.(1)	71	11
Williams-Sonoma, Inc.	137	32
		514

Technology Hardware, Storage & Peripherals—0.3%
Apple, Inc.	151	44
Sandisk Corp.(1)	18	41
Seagate Technology Holdings plc	80	77
Western Digital Corp.	71	45
		207

Textiles, Apparel & Luxury Goods—0.6%
CarMax, Inc.(1)	371	20
Deckers Outdoor Corp.(1)	389	39
Lululemon Athletica, Inc.(1)	130	15
Movado Group, Inc.	302	12
NIKE, Inc. Class B	5,129	210
Ralph Lauren Corp. Class A	76	30
Tapestry, Inc.	896	131
		457

Tobacco—0.1%
Altria Group, Inc.	720	52
Trading Companies & Distributors—0.2%
EnerSys	115	27
United Rentals, Inc.	19	22
W.W. Grainger, Inc.	70	95
WESCO International, Inc.	134	46
		190

Water Utilities—0.3%
American States Water Co.	212	18
Essential Utilities, Inc.	5,830	223
		241

Wireless Telecommunication Services—0.1%
CTO Realty Growth, Inc.	614	13
QIAGEN N.V.	527	21
	Shares	Value

Wireless Telecommunication Services—continued
T-Mobile US, Inc.	151	$25
		59

Total Common Stocks (Identified Cost $25,166)		26,064

Master Limited Partnerships and Related Companies—0.2%
Diversified—0.1%
Black Stone Minerals LP	2,215	31
CVR Partners LP	539	60
		91

Gathering/Processing—0.0%
Western Midstream Partners LP	590	26
Liquefied Natural Gas—0.1%
Cheniere Energy Partners LP	606	37
Total Master Limited Partnerships and Related Companies (Identified Cost $155)		154

Total Long-Term Investments—33.8% (Identified Cost $25,321)		26,218

Short-Term Investment—49.7%
Money Market Mutual Fund—49.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.538%)(3)	38,554,329	38,554
Total Short-Term Investment (Identified Cost $38,554)		38,554

TOTAL INVESTMENTS—83.5% (Identified Cost $63,875)		$64,772
Other assets and liabilities, net—16.5%		12,822
NET ASSETS—100.0%		$77,594
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)

Abbreviations:
BDC	Business Development Companies
BTP	Italian Buonie
CAC	Cotation Assistée en Continu
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
LME	London Metal Exchange
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
OMXS	Nordic Exchange Stockholm Index
plc	Public Limited Company
RBOB	Reformulated Gasoline Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPI	Share Price Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
ULSD	Ultra Low Sulfur Diesel
WTI	West Texas Intermediate

Footnote Legend:
(1)	Non-income producing.
(2)	Amount is less than $500 (not in thousands).
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
MS	Morgan Stanley Capital Services LLC
UBS AG	UBS AG

Foreign Currencies:
CHF	Swiss Franc
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Exchange-traded futures contracts as of June 30, 2026 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
CAC 40® 10 Euro Future	July 2026	1	$96	$—	$(1)
FTSE China A50 Index Future	July 2026	333	5,166	10	—
Hang Seng Index Future	July 2026	22	3,204	—	(62)
HSCEI Index Future	July 2026	15	720	—	(18)
Indian Rupee Future	July 2026	11	232	— (1)	—
MSCI Singapore IX ETS Future	July 2026	5	185	—	(1)
OMXS 30 Index Future	July 2026	5	166	2	—
Brazil Real Future	August 2026	96	1,843	12	—
Gasoline RBOB Future	August 2026	2	243	—	(7)
Gold Future	August 2026	3	1,212	—	(153)
Live Cattle Future	August 2026	4	388	—	(6)
Low Sulphur Gas Oil Future	August 2026	6	547	—	(3)
NY Harbor ULSD Future	August 2026	2	271	12	—
10 Year Australian Bond Future	September 2026	30	2,281	22	—
10 Year Canadian Bond Future	September 2026	61	5,209	24	—
10 Year U.K. Gilt Future	September 2026	15	1,775	—	— (1)
30 Year U.S. Treasury Bond Future	September 2026	2	227	8	—
Australian Dollar Future	September 2026	52	3,594	—	(61)
Canadian Dollar Future	September 2026	41	2,896	—	(47)
Coffee ’C’ Future	September 2026	2	222	26	—
Copper Future	September 2026	10	1,564	—	(12)
Euro STOXX 50® Index Future	September 2026	14	1,017	8	—
Euro-BTP Future	September 2026	5	682	9	—
Euro-OAT Future	September 2026	23	3,153	18	—
FTSE 100 Index Future	September 2026	3	420	— (1)	—
LME Aluminium Future	September 2026	16	1,235	—	(211)
LME Zinc Future	September 2026	10	892	3	—
Mexican Peso Future	September 2026	108	3,068	—	(9)
MSCI EAFE® Index Future	September 2026	32	5,033	27	—
MSCI Emerging Markets Index Future	September 2026	109	9,577	108	—
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
Exchange-traded futures contracts as of June 30, 2026 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Nasdaq 100® E-Mini Index Future	September 2026	6	$3,663	$73	$—
S&P 500® E-Mini Index Future	September 2026	15	5,661	55	—
S&P Mid 400® E-Mini Index Future	September 2026	10	3,885	56	—
S&P/TSX 60 Index Future	September 2026	1	290	—	(2)
SPI 200 Index Future	September 2026	1	152	—	— (1)
STOXX Europe 600 Future	September 2026	116	4,270	29	—
TOPIX Index Future	September 2026	11	2,708	80	—
WTI Crude Future	September 2026	9	623	—	(14)
Brent Crude Future	October 2026	10	730	—	(12)
3-Month SONIA Index Future	December 2026	2	637	— (1)	—
Cotton No. 2 Future	December 2026	2	77	—	(2)
Soybean Meal Future	December 2026	19	576	—	(32)
Soybean Oil Future	December 2026	23	902	—	(121)
Wheat Future	December 2026	5	151	—	(4)
				$582	$(778)
Short Contracts:
2 Year U.S. Treasury Note Future	September 2026	(41)	(8,451)	3	—
3 Year Australian Bond Future	September 2026	(12)	(869)	—	(4)
5 Year U.S. Treasury Note Future	September 2026	(18)	(1,927)	—	(8)
10 Year Euro-Bund Future	September 2026	(68)	(9,894)	—	(105)
10 Year U.S. Treasury Note Future	September 2026	(117)	(12,857)	—	(72)
10 Year U.S. Ultra Future	September 2026	(4)	(450)	—	(7)
British Pound Future	September 2026	(34)	(2,817)	14	—
Cocoa Future	September 2026	(4)	(203)	—	(46)
Euro FX Currency Future	September 2026	(53)	(7,590)	4	—
Euro-BOBL Future	September 2026	(8)	(1,055)	—	(5)
Euro-BTP Future	September 2026	(8)	(979)	—	(2)
Euro-Schatz Future	September 2026	(17)	(2,058)	—	(3)
Japanese Yen Future	September 2026	(10)	(773)	4	—
LME Aluminium Future	September 2026	(5)	(386)	15	—
LME Nickel Future	September 2026	(1)	(98)	1	—
Russell 2000® E-Mini Index Future	September 2026	(27)	(4,112)	—	(71)
Sugar #11World Future	October 2026	(53)	(880)	17	—
Soybean Future	November 2026	(12)	(686)	14	—
3-Month EURIBOR Future	December 2026	(17)	(4,731)	—	(3)
3-Month SOFR Future	December 2026	(62)	(14,874)	13	—
Corn Future	December 2026	(83)	(1,809)	92	—
				177	(326)
Total				$759	$(1,104)
Footnote Legend:
(1)Amount is less than $500 (not in thousands).

Forward foreign currency exchange contracts as of June 30, 2026 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	625	USD	778	UBS AG	09/16/26	$2	$—
NOK	20,000	USD	2,105	UBS AG	09/16/26	—	(86)
NZD	1,400	USD	802	UBS AG	09/16/26	—	(4)
PLN	500	USD	137	UBS AG	09/16/26	—	(4)
SEK	8,000	USD	837	UBS AG	09/16/26	—	(9)
USD	5,554	CHF	4,375	UBS AG	09/16/26	92	—
USD	202	NOK	2,000	UBS AG	09/16/26	— (1)	—
USD	640	NZD	1,100	UBS AG	09/16/26	14	—
USD	3,204	SEK	30,000	UBS AG	09/16/26	97	—
USD	3,033	SGD	3,875	UBS AG	09/16/26	22	—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
Forward foreign currency exchange contracts as of June 30, 2026 were as follows (continued):
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ZAR	35,500	USD	2,141	UBS AG	09/16/26	$12	$—
Total						$239	$(103)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).

Over-the-counter equity basket total return swap outstanding as of June 30, 2026 were as follows:
	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)	Value of Reference Entities	Notional Amount Net Asset Percentage
Equity Securities Short	MS	5/2/2028	$(8,189)	$—	$(8,189)	-10.55%
The following table represents the reference entities underlying the total return swap with Morgan Stanley Capital Services LLC as of June 30, 2026:
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short
Aerospace & Defense
Archer Aviation, Inc.-A	USFF -0.450%	Quarterly	MS	5/2/2028	(5,455)	$(26)	$(26)	$—
Axon Enterprise, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(22)	(12)	(12)	—
Boeing Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(146)	(32)	(32)	—
Intuitive Machines, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,284)	(27)	(27)	—
						(97)	(97)	—
Air Freight & Logistics
FedEx Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(79)	(25)	(25)	—
United Parcel Service, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(288)	(31)	(31)	—
						(56)	(56)	—
Automobile Components
Aptiv plc	USFF -0.450%	Quarterly	MS	5/2/2028	(433)	(27)	(27)	—

Automobiles
General Motors Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(404)	(31)	(31)	—
Rivian Automotive, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,693)	(47)	(47)	—
						(78)	(78)	—
Banks
Eastern Bankshares, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,718)	(38)	(38)	—
Hope Bancorp, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,467)	(34)	(34)	—
Prosperity Bancshares, Inc.	USFF -0.780%	Quarterly	MS	5/2/2028	(1,150)	(84)	(84)	—
TFS Financial Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,893)	(33)	(33)	—
Tompkins Financial Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(355)	(34)	(34)	—
Triumph Financial, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(469)	(36)	(36)	—
						(259)	(259)	—
Beverages
Keurig Dr Pepper, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,280)	(42)	(42)	—

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Biotechnology
Immunovant, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(880)	$(34)	$(34)	$—
Moderna, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(511)	(36)	(36)	—
Ultragenyx Pharmaceutical, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,360)	(45)	(45)	—
						(115)	(115)	—
Broadline Retail
Amazon.com, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2)	(0)	(0)	—

Building Products
CSW Industrials, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(78)	(22)	(22)	—
Fortune Brands Innovations, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,051)	(57)	(57)	—
Trex Co, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,039)	(52)	(52)	—
						(131)	(131)	—
Capital Markets
Factset Research Systems, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(112)	(26)	(26)	—
Hamilton Lane, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(241)	(19)	(19)	—
Robinhood Markets, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(41)	(4)	(4)	—
						(49)	(49)	—
Chemicals
Chemours Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(1,914)	(39)	(39)	—
Mosaic Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(1,846)	(39)	(39)	—
Olin Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(9,509)	(189)	(189)	—
Perimeter Solutions, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(362)	(13)	(13)	—
Westlake Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(690)	(50)	(50)	—
						(330)	(330)	—
Commercial Services & Supplies
Brink’s Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(720)	(68)	(68)	—
Geo Group, Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(855)	(25)	(25)	—
Republic Services, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3)	(1)	(1)	—
						(94)	(94)	—
Communications Equipment
Lumentum Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(38)	(33)	(33)	—

Construction & Engineering
WillScot Mobile Mini Holdings Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(899)	(26)	(26)	—

Consumer Finance
Navient Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,358)	(37)	(37)	—
Sofi Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(210)	(4)	(4)	—
Upstart Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(673)	(24)	(24)	—
						(65)	(65)	—
Consumer Staples Distribution & Retail
BBB Foods, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(971)	(40)	(40)	—

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Containers & Packaging
Amcor plc	USFF -0.450%	Quarterly	MS	5/2/2028	(974)	$(42)	$(42)	$—
International Paper Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(955)	(37)	(37)	—
						(79)	(79)	—
Diversified Consumer Services
Bright Horizons Family Solutions, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(260)	(19)	(19)	—
Duolingo, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(151)	(17)	(17)	—
						(36)	(36)	—
Diversified REITs
Essential Properties Realty Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(523)	(16)	(16)	—
Global Net Lease, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,908)	(44)	(44)	—
Ryman Hospitality Properties, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(163)	(21)	(21)	—
WP Carey, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(704)	(50)	(50)	—
						(131)	(131)	—
Diversified Telecommunication Services
Anterix, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(196)	(20)	(20)	—
AST Spacemobile, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(315)	(28)	(28)	—
						(48)	(48)	—
Electric Utilities
NextEra Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,697)	(237)	(237)	—
Xcel Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(356)	(28)	(28)	—
						(265)	(265)	—
Electronic Equipment, Instruments & Components
CDW Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(192)	(27)	(27)	—
Coherent Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(115)	(45)	(45)	—
Crane NXT Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,006)	(52)	(52)	—
Insight Enterprises, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(283)	(35)	(35)	—
IPG Photonics Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(326)	(38)	(38)	—
Novanta, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(155)	(25)	(25)	—
						(222)	(222)	—
Energy Equipment & Services
Atlas Energy Solutions, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,357)	(39)	(39)	—
Patterson-UTI Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,846)	(35)	(35)	—
Propetro Holding Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,622)	(38)	(38)	—
						(112)	(112)	—
Financial Services
Apollo Global Management, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(174)	(21)	(21)	—
Cannae Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,488)	(36)	(36)	—
Equitable Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(738)	(32)	(32)	—
Remitly Global, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,120)	(25)	(25)	—
Sezzle, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(195)	(33)	(33)	—
						(147)	(147)	—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Food Products
Freshpet, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(442)	$(26)	$(26)	$—
Kraft Heinz Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(862)	(20)	(20)	—
McCormick & Co., Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(827)	(42)	(42)	—
Mondelez International, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,050)	(61)	(61)	—
Post Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(411)	(36)	(36)	—
						(185)	(185)	—
Gas Utilities
Atmos Energy Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(71)	(12)	(12)	—

Ground Transportation
RXO, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(862)	(24)	(24)	—

Health Care REITs
Caretrust REIT, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,018)	(41)	(41)	—
Diversified Healthcare Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(4,026)	(38)	(38)	—
						(79)	(79)	—
Healthcare Equipment & Supplies
Abbott Laboratories	USFF -0.450%	Quarterly	MS	5/2/2028	(177)	(16)	(16)	—
Baxter International, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,361)	(50)	(50)	—
Glaukos Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(185)	(26)	(26)	—
Transmedics Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(310)	(21)	(21)	—
Zimmer Biomet Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(480)	(41)	(41)	—
						(154)	(154)	—
Healthcare Providers & Services
NeoGenomics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,960)	(43)	(43)	—

Healthcare Technology
Doximity, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(20)	(0)	(0)	—
Veeva Systems, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(296)	(53)	(53)	—
						(53)	(53)	—
Hotels, Restaurants & Leisure
Cava Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(238)	(19)	(19)	—
DoorDash, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(211)	(39)	(39)	—
DraftKings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,141)	(54)	(54)	—
Dutch Bros, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(519)	(37)	(37)	—
Makemytrip Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,038)	(55)	(55)	—
Marriott International, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(117)	(44)	(44)	—
						(248)	(248)	—
Household Durables
Lennar Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(431)	(39)	(39)	—
Somnigroup International, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(592)	(46)	(46)	—
						(85)	(85)	—
Independent Power and Renewable Electricity Producers
Ormat Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(278)	(30)	(30)	—

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Industrial REITs
Americold Realty Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,626)	$(57)	$(57)	$—
Lineage, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(218)	(9)	(9)	—
Prologis, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(345)	(47)	(47)	—
						(113)	(113)	—
Insurance
Aflac, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(160)	(19)	(19)	—
American International Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(220)	(16)	(16)	—
Hippo Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,250)	(35)	(35)	—
Lemonade, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(592)	(38)	(38)	—
Oscar Health, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,364)	(39)	(39)	—
Ryan Specialty Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(888)	(34)	(34)	—
						(181)	(181)	—
Interactive Media & Services
Snap, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,039)	(18)	(18)	—

IT Services
Epam Systems, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(186)	(15)	(15)	—
Okta, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(201)	(27)	(27)	—
Snowflake, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(85)	(22)	(22)	—
						(64)	(64)	—
Leisure Products
Hasbro, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(435)	(36)	(36)	—
Mattel, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,221)	(17)	(17)	—
						(53)	(53)	—
Life Sciences Tools & Services
Avantor, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,650)	(36)	(36)	—
Bruker Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(450)	(27)	(27)	—
Danaher Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(126)	(24)	(24)	—
Thermo Fisher Scientific, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(67)	(34)	(34)	—
						(121)	(121)	—
Machinery
China Yuchai International Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(178)	(9)	(9)	—
CNH Industrial N.V.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,591)	(40)	(40)	—
						(49)	(49)	—
Marine Transportation
Matson, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(10)	(2)	(2)	—

Media
Charter Communications, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(259)	(37)	(37)	—
Fox Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,608)	(240)	(240)	—
Sirius Xm Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,447)	(43)	(43)	—
						(320)	(320)	—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Metals & Mining
Ferroglobe plc	USFF -0.450%	Quarterly	MS	5/2/2028	(6,386)	$(20)	$(20)	$—
Ivanhoe Electric, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,347)	(32)	(32)	—
Mcewen, Inc.	USFF -1.030%	Quarterly	MS	5/2/2028	(870)	(16)	(16)	—
MP Materials Corp.	USFF -0.730%	Quarterly	MS	5/2/2028	(1,394)	(78)	(78)	—
Royal Gold, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(189)	(38)	(38)	—
Warrior Met Coal, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(430)	(35)	(35)	—
						(219)	(219)	—
Mortgage Real Estate Investment Trusts (REITs)
AGNC Investment Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(958)	(10)	(10)	—
Annaly Capital Management, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(638)	(14)	(14)	—
Blackstone Mortgage Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,407)	(58)	(58)	—
						(82)	(82)	—
Multi-Utilities
Black Hills Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,032)	(300)	(300)	—

Office REITs
SL Green Realty Corp.	USFF -0.730%	Quarterly	MS	5/2/2028	(918)	(48)	(48)	—

Oil, Gas & Consumable Fuels
Crescent Energy Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,518)	(15)	(15)	—
Diamondback Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(184)	(33)	(33)	—
Green Plains, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,350)	(36)	(36)	—
Kosmos Energy Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(11,063)	(23)	(23)	—
PBF Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(876)	(40)	(40)	—
Peabody Energy Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,363)	(32)	(32)	—
SM Energy Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(816)	(21)	(21)	—
Uranium Energy Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,643)	(28)	(28)	—
Williams Cos., Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(486)	(36)	(36)	—
						(264)	(264)	—
Passenger Airlines
Alaska Air Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(489)	(26)	(26)	—

Personal Care Products
elf Beauty, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(519)	(38)	(38)	—
Estee Lauder Cos., Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(533)	(42)	(42)	—
						(80)	(80)	—
Pharmaceuticals
Crinetics Pharmaceuticals, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(603)	(23)	(23)	—

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Professional Services
Paycom Software, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(170)	$(21)	$(21)	$—
Paylocity Holding Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(203)	(21)	(21)	—
Planet Labs PBC	USFF -0.450%	Quarterly	MS	5/2/2028	(1,249)	(42)	(42)	—
Robert Half, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,630)	(50)	(50)	—
SS&C Technologies Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(559)	(35)	(35)	—
TIC Solutions, Inc.	USFF -1.080%	Quarterly	MS	5/2/2028	(3,709)	(30)	(30)	—
Verisk Analytics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(106)	(19)	(19)	—
						(218)	(218)	—
Residential REITs
Equity Residential	USFF -0.450%	Quarterly	MS	5/2/2028	(3,448)	(234)	(234)	—
Independence Realty Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,974)	(33)	(33)	—
						(267)	(267)	—
Retail REITs
Acadia Realty Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(1,570)	(33)	(33)	—
Macerich Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(1,619)	(41)	(41)	—
NNN REIT, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,063)	(49)	(49)	—
Realty Income Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(661)	(41)	(41)	—
						(164)	(164)	—
Semiconductors & Semiconductor Equipment
Axcelis Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,548)	(293)	(293)	—
Enphase Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(375)	(19)	(19)	—
ON Semiconductor Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,535)	(240)	(240)	—
SiTime Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(54)	(40)	(40)	—
T1 Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,421)	(32)	(32)	—
						(624)	(624)	—
Software
Agilysys, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(306)	(32)	(32)	—
Atlassian Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(328)	(25)	(25)	—
Aurora Innovation, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,345)	(30)	(30)	—
Bitmine Immersion Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,227)	(30)	(30)	—
Cleanspark, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,994)	(29)	(29)	—
Commvault Systems, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(265)	(38)	(38)	—
D-Wave Quantum, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,352)	(32)	(32)	—
Gen Digital, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,639)	(41)	(41)	—
Gitlab, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(150)	(5)	(5)	—
HubSpot, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(88)	(16)	(16)	—
Monday.com Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(272)	(20)	(20)	—
Nutanix, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(471)	(24)	(24)	—
Q2 Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(482)	(23)	(23)	—
Qualys, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(35)	(5)	(5)	—
Riot Platforms, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,553)	(43)	(43)	—
Rubrik, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(661)	(53)	(53)	—
Samsara, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(773)	(25)	(25)	—
SentinelOne, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,731)	(29)	(29)	—
Servicenow, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(265)	(26)	(26)	—
Servicetitan, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(334)	(24)	(24)	—
Strategy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(190)	(16)	(16)	—
Tenable Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,063)	(39)	(39)	—
Workday, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(208)	(25)	(25)	—
Zscaler, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(194)	(27)	(27)	—
						(657)	(657)	—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Specialized REITs
American Tower Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(166)	$(27)	$(27)	$—
Equinix, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(33)	(35)	(35)	—
Public Storage	USFF -0.450%	Quarterly	MS	5/2/2028	(764)	(243)	(243)	—
						(305)	(305)	—
Specialty Retail
Abercrombie & Fitch Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(205)	(18)	(18)	—
Bath & Body Works, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,399)	(56)	(56)	—
Floor & Decor Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(409)	(24)	(24)	—
RH	USFF -0.450%	Quarterly	MS	5/2/2028	(154)	(25)	(25)	—
Valvoline, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,026)	(41)	(41)	—
						(164)	(164)	—
Technology Hardware, Storage & Peripherals
HP, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(793)	(17)	(17)	—

Textiles, Apparel & Luxury Goods
Amer Sports, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,146)	(39)	(39)	—
On Holding AG	USFF -0.450%	Quarterly	MS	5/2/2028	(590)	(21)	(21)	—
						(60)	(60)	—
Trading Companies & Distributors
Herc Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(172)	(24)	(24)	—
Xometry, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(475)	(46)	(46)	—
						(70)	(70)	—
Water Utilities
American Water Works Co., Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,169)	(285)	(285)	—

Total						$(8,189)	$(8,189)	$—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Consolidated Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$26,064	$26,064	$—
Master Limited Partnerships and Related Companies	154	154	—
Money Market Mutual Fund	38,554	38,554	—
Other Financial Instruments:
Futures Contracts	759	759	—
Forward Foreign Currency Exchange Contracts*	239	—	239
Total Assets	65,770	65,531	239
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	(103)	—	(103)
Over-the-Counter Equity Basket Total Return Swap*	— (1)	—	— (1)
Futures Contracts	(1,104)	(1,104)	—
Total Liabilities	(1,207)	(1,104)	(103)
Total Investments	$64,563	$64,427	$136

(1)	Represents net unrealized appreciation (depreciation) of $0, as reflected within the Consolidated Schedule of Investments.
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Consolidated Schedule of Investments

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Par Value	Value
Short-Term Investments—80.6%
Certificates of Deposits—38.3%
Bank of America N.A. 4.050%, 3/1/27	$12,000	$11,991
Bank of Nova Scotia 4.030%, 3/18/27	17,000	16,981
BNP Paribas S.A. 3.850%, 7/13/26	13,000	13,001
Crédit Agricole Corporate and Investment Bank 3.980%, 9/25/26	20,000	19,997
Crédit Agricole Corporate and Investment Bank 3.600%, 7/24/26	16,000	16,000
DG Bank 3.800%, 8/4/26	30,000	30,001
DG Bank 3.870%, 11/6/26	11,000	10,996
DNB Bank ASA 3.670%, 7/13/26	12,000	12,000
DNB Bank ASA 3.830%, 10/6/26	27,000	26,995
Mizuho Bank Ltd. 3.780%, 8/20/26	9,000	9,000
MUFG Bank, Ltd. 3.850%, 8/28/26	35,000	35,002
Nordea Bank Abp 3.700%, 7/9/26	10,500	10,500
Nordea Bank Abp 4.010%, 11/18/26	25,000	25,001
Royal Bank of Canada 3.910%, 12/22/26	23,000	22,981
Sumitomo Mitsui Banking Corp. 3.950%, 7/1/26	15,000	15,000
Svenska Handelsbanken 3.790%, 9/4/26	21,000	20,999
Swedbank AB 3.980%, 10/30/26	10,500	10,497
Swedbank AB 3.900%, 10/30/26	25,000	24,999
Toronto-Dominion Bank 4.000%, 10/13/26	17,000	17,000
Total Certificates of Deposits (Identified Cost $349,005)		348,941

	Shares
Money Market Mutual Fund—3.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.538%)(1)	30,624,709	30,625
Total Money Market Mutual Fund (Identified Cost $30,625)		30,625

	Par Value
Commercial Paper—9.2%
Cooperatieve Rabobank U.A. 0.000%, 12/8/26(2)	$11,500	11,296
First Abu Dhabi Bank PJSC 144A 0.000%, 7/28/26(2)(3)	10,000	9,971
Oversea-Chinese Banking Corp., Ltd. 144A 0.000%, 7/8/26(2)(3)	13,000	12,990
	Par Value	Value
Commercial Paper—continued
Skandinaviska Enskilda Banken AB 144A 0.000%, 10/27/26(2)(3)	$26,000	$25,663
Westpac Banking Corp. 0.000%, 4/16/27(2)	25,000	24,174
Total Commercial Paper (Identified Cost $84,177)		84,094

U.S. Government Securities—29.7%
U.S. Treasury Bills
0.000%, 7/2/26(2)	35,000	34,996
0.000%, 7/7/26(2)	20,000	19,988
0.000%, 7/9/26(2)	35,800	35,771
0.000%, 7/14/26(2)	20,000	19,974
0.000%, 7/16/26(2)	15,000	14,978
0.000%, 7/21/26(2)	20,000	19,960
0.000%, 7/23/26(2)	30,000	29,934
0.000%, 7/28/26(2)	65,000	64,824
0.000%, 7/30/26(2)	10,000	9,971
0.000%, 8/4/26(2)	20,000	19,932
Total U.S. Government Securities (Identified Cost $270,331)		270,328

Total Short-Term Investments (Identified Cost $734,138)		733,988

TOTAL INVESTMENTS—80.6% (Identified Cost $734,138)		$733,988
Other assets and liabilities, net—19.4%		176,191
NET ASSETS—100.0%		$910,179

Abbreviations:
BNP	BNP Paribas
BTP	Italian Buonie
CAC	Cotation Assistée en Continu
CORRA	Canadian Overnight Repo Rate Average
DAX	Deutsche Boerse AG German Stock Index
DJIA	Dow Jones Industrial Average
EAFE	Europe, Australasia and Far East
ECX	European Climate Exchange
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Spanish Stock Exchange
IFSC	International Financial Service Centre
JSE	Johannesburg Stock Exchange Limited
LME	London Metal Exchange
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
OMXS	Nordic Exchange Stockholm Index
PJSC	Public Joint Stock Company
RBOB	Reformulated Gasoline Blendstock for Oxygenate Blending
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
ULSD	Ultra Low Sulfur Diesel
WTI	West Texas Intermediate
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Consolidated Schedule of Investments

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to a value of $48,624 or 5.3% of net assets.

Counterparties:
UBS AG	UBS AG

Foreign Currencies:
CHF	Swiss Franc
CNH	Chinese Yuan Offshore
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Country Weightings†
United States	57%
Sweden	8
Japan	8
Canada	5
France	5
Finland	5
Australia	3
Other	9
Total	100%
† % of total investments as of June 30, 2026.

Exchange-traded futures contracts as of June 30, 2026 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
CAC 40® 10 Euro Future	July 2026	180	$17,297	$—	$(61)
FTSE China A50 Future	July 2026	973	15,095	34	—
FTSE Taiwan Index Future	July 2026	74	11,967	—	(119)
IBEX 35 Index Future	July 2026	101	22,384	365	—
MSCI Singapore IX ETS Future	July 2026	574	21,227	—	(110)
OMXS 30 Index Future	July 2026	537	17,816	237	—
Brazil Real Future	August 2026	1,199	23,021	150	—
Gasoline RBOB Future	August 2026	192	23,344	—	(635)
Gold Future	August 2026	4	1,615	—	(104)
Live Cattle Future	August 2026	291	28,218	—	(396)
Low Sulphur Gas Oil Future	August 2026	176	16,034	—	(1,863)
NY Harbor ULSD Future	August 2026	115	15,597	—	(2,077)
10 Year Canadian Bond Future	September 2026	564	48,162	159	—
10 Year U.K. Gilt Future	September 2026	41	4,852	—	(36)
30 Year Euro-BUXL Bond Future	September 2026	18	2,287	—	(7)
30 Year U.S. Treasury Bond Future	September 2026	72	8,172	—	(35)
Aluminium Future	September 2026	3	244	—	(2)
Australian Dollar Future	September 2026	1,083	74,846	—	(1,410)
Copper Future	September 2026	145	22,671	—	(167)
DAX Index Future	September 2026	12	8,616	—	(20)
DJIA Mini E-CBOT Future	September 2026	214	56,357	1,095	—
Euro STOXX 50® Index Future	September 2026	474	34,424	263	—
Euro-BTP Future	September 2026	120	16,364	25	—
Euro-OAT Future	September 2026	177	24,265	—	(48)
FTSE 100 Index Future	September 2026	181	25,309	25	—
FTSE/JSE Top 40 Future	September 2026	42	2,631	—	(163)
FTSE/MIB Index Future	September 2026	84	24,897	—	(302)
LME Aluminium Future	September 2026	437	33,719	—	(5,654)
LME Copper Future	September 2026	57	19,067	—	(926)
See Notes to Consolidated Schedule of Investments

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
Exchange-traded futures contracts as of June 30, 2026 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
LME Nickel Future	September 2026	201	$19,605	$—	$(3,590)
LME Zinc Future	September 2026	302	26,942	190	—
MSCI EAFE® Index Future	September 2026	206	32,397	176	—
MSCI Emerging Markets Index Future	September 2026	217	19,067	211	—
Nasdaq 100® E-Mini Index Future	September 2026	80	48,838	895	—
Nikkei 225 Stock Average Future	September 2026	36	15,541	1,209	—
Russell 2000® E-Mini Index Future	September 2026	255	38,831	997	—
S&P 500® E-Mini Index Future	September 2026	204	76,992	501	—
S&P Mid 400® E-Mini Index Future	September 2026	103	40,015	572	—
S&P/TSX 60 Index Future	September 2026	192	55,659	—	(364)
Silver Future	September 2026	13	3,895	—	(759)
SPI 200 Index Future	September 2026	61	9,266	—	(86)
STOXX Europe 600 Future	September 2026	310	11,411	82	—
TOPIX Index Future	September 2026	66	16,249	478	—
U.S. Treasury Ultra Bond Future	September 2026	24	2,788	—	(20)
WTI Crude Future	September 2026	262	18,149	—	(394)
Brent Crude Future	October 2026	279	20,375	—	(333)
Platinum Future	October 2026	44	3,445	—	(536)
3-Month CORRA Future	December 2026	800	137,529	101	—
Cotton No. 2 Future	December 2026	261	10,022	—	(790)
ECX Emission Future	December 2026	208	19,051	167	—
KC HRW Wheat Future	December 2026	70	2,241	—	(45)
Soybean Oil Future	December 2026	658	25,800	—	(3,344)
				$7,932	$(24,396)
Short Contracts:
Hang Seng Index Future	July 2026	(65)	(9,468)	85	—
HSCEI Index Future	July 2026	(250)	(12,006)	278	—
IFSC Nifty 50 Future	July 2026	(175)	(8,402)	59	—
Indian Rupee Future	July 2026	(1,208)	(25,445)	81	—
Korean Won Future	July 2026	(175)	(2,821)	2	—
Lean Hogs Future	August 2026	(660)	(25,925)	886	—
Natural Gas Future	August 2026	(212)	(6,943)	—	(282)
2 Year U.S. Treasury Note Future	September 2026	(2,331)	(480,496)	101	—
3 Year Australian Bond Future	September 2026	(1,153)	(83,495)	—	(356)
5 Year U.S. Treasury Note Future	September 2026	(1,706)	(182,622)	—	(744)
10 Year Australian Bond Future	September 2026	(122)	(9,276)	—	(130)
10 Year Euro-Bund Future	September 2026	(19)	(2,765)	—	(27)
10 Year Japanese Bond Future	September 2026	(25)	(19,645)	—	(62)
10 Year U.S. Treasury Note Future	September 2026	(780)	(85,715)	—	(896)
10 Year U.S. Ultra Future	September 2026	(240)	(26,993)	—	(529)
British Pound Future	September 2026	(538)	(44,570)	—	(83)
Canadian Dollar Future	September 2026	(1,888)	(133,368)	2,549	—
Cocoa Future	September 2026	(66)	(3,352)	—	(759)
Cocoa Future	September 2026	(18)	(911)	—	(219)
Coffee ’C’ Future	September 2026	(33)	(3,669)	—	(662)
Euro FX Currency Future	September 2026	(1,378)	(197,338)	2,605	—
Euro-BOBL Future	September 2026	(436)	(57,479)	—	(309)
Euro-BTP Future	September 2026	(922)	(112,775)	—	(188)
Euro-Schatz Future	September 2026	(2,264)	(274,102)	—	(458)
Japanese Yen Future	September 2026	(1,648)	(127,452)	2,160	—
LME Aluminium Future	September 2026	(192)	(14,815)	372	—
LME Copper Future	September 2026	(7)	(2,342)	—	(6)
LME Nickel Future	September 2026	(120)	(11,704)	415	—
LME Zinc Future	September 2026	(25)	(2,230)	—	(34)
Palladium Future	September 2026	(22)	(2,664)	50	—
Sugar #11World Future	October 2026	(1,295)	(21,495)	28	—
3-Month EURIBOR Future	December 2026	(1,079)	(300,264)	—	(171)
3-Month SOFR Future	December 2026	(2,442)	(585,836)	487	—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
Exchange-traded futures contracts as of June 30, 2026 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
3-Month SONIA Index Future	December 2026	(745)	$(237,206)	$—	$(88)
90-Day Bank Bill Future	December 2026	(752)	(514,896)	—	(102)
Corn Future	December 2026	(1,818)	(39,632)	1,068	—
Soybean Meal Future	December 2026	(33)	(1,000)	—	(4)
Wheat Future	December 2026	(63)	(1,904)	—	(16)
				11,226	(6,125)
Total				$19,158	$(30,521)

Forward foreign currency exchange contracts as of June 30, 2026 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CNH	496,000	USD	73,765	UBS AG	09/16/26	$—	$(324)
MXN	1,254,500	USD	71,541	UBS AG	09/17/26	—	(268)
NOK	886,000	USD	93,566	UBS AG	09/16/26	—	(4,154)
PLN	119,000	USD	32,546	UBS AG	09/16/26	—	(914)
TRY	174,600	USD	3,493	UBS AG	09/16/26	28	—
USD	118,407	CHF	93,750	UBS AG	09/16/26	1,382	—
USD	91,000	NOK	886,000	UBS AG	09/16/26	1,588	—
USD	95,139	NZD	165,000	UBS AG	09/16/26	1,183	—
USD	52,964	PLN	198,000	UBS AG	09/16/26	332	—
USD	61,739	SEK	590,000	UBS AG	09/16/26	628	—
USD	127,801	SGD	163,500	UBS AG	09/16/26	731	—
USD	12,808	ZAR	213,500	UBS AG	09/16/26	—	(144)
USD	3,572	MXN	63,000	UBS AG	09/17/26	—	(7)
ZAR	879,000	USD	53,023	UBS AG	09/16/26	302	—
Total						$6,174	$(5,811)
See Notes to Consolidated Schedule of Investments

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Consolidated Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$270,328	$—	$270,328
Commercial Paper	84,094	—	84,094
Certificates of Deposits	348,941	—	348,941
Money Market Mutual Fund	30,625	30,625	—
Other Financial Instruments:
Futures Contracts	19,158	19,158	—
Forward Foreign Currency Exchange Contracts*	6,174	—	6,174
Total Assets	759,320	49,783	709,537
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	(5,811)	—	(5,811)
Futures Contracts	(30,521)	(30,521)	—
Total Liabilities	(36,332)	(30,521)	(5,811)
Total Investments	$722,988	$19,262	$703,726

*	Forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Consolidated Schedule of Investments

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)
(Unaudited)
June 30, 2026
(Reported in thousands except shares and per share amounts)

	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Assets
Investment in securities at value(1)	$64,772	$733,988
Cash	2,733	48,867
Cash pledged as collateral for derivatives	4,293	15,908
Cash pledged as collateral for futures contracts	5,049	108,543
Due from broker for futures contracts	72	4,459
Variation margin receivable on futures contracts	388	4,884
Unrealized appreciation on futures contracts (LME)	19	978
Unrealized appreciation on forward foreign currency exchange contracts	239	6,174
Receivables
Investment securities sold	1,149	—
Fund shares sold	313	2,749
Dividends and interest	136	2,943
Prepaid Trustees’ retainer	1	14
Prepaid expenses	12	17
Other assets	13	155
Total assets	79,189	929,679
Liabilities
Unrealized depreciation on futures contracts (LME)	211	10,210
Unrealized depreciation on forward foreign currency exchange contracts	103	5,811
Payables
Fund shares repurchased	20	1,804
Investment securities purchased	1,121	—
Investment advisory fees	45	880
Distribution and service fees	2	14
Administration and accounting fees	13	89
Transfer agent and sub-transfer agent fees and expenses	24	365
Professional fees	31	54
Trustee deferred compensation plan	13	155
Interest expense and/or commitment fees	1	9
Other accrued expenses	11	109
Total liabilities	1,595	19,500
Commitments and contingencies (Note 4D)	—	—
Net Assets	$77,594	$910,179
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$85,244	$1,533,174
Accumulated earnings (loss)	(7,650)	(622,995)
Net Assets	$77,594	$910,179
Net Assets:
Class A	$11,524	$26,812
Class C	$—	$9,939
Class I	$58,268	$677,737
Class R6	$7,802	$195,691
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	944,595	3,225,808
Class C	—	1,309,445
Class I	4,635,927	80,137,208
Class R6	619,742	23,244,448
See Notes to Consolidated Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)
(Unaudited) (Continued)
June 30, 2026
(Reported in thousands except shares and per share amounts)
	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Net Asset Value and Redemption Price Per Share:(a)
Class A	$12.20	$8.31
Class C	$—	$7.59
Class I	$12.57	$8.46
Class R6	$12.59	$8.42
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$12.91	$8.79
Maximum Sales Charge - Class A	5.50%	5.50%
(1) Investment in securities at cost	$63,875	$734,138

(a)	Net Asset Value Per Share is calculated using unrounded net assets.
See Notes to Consolidated Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited)
SIX MONTHS ENDED June 30, 2026
($ reported in thousands)

	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Investment Income
Dividends	$854	$1,921
Interest	52	16,317
Foreign taxes withheld	— (a)	—
Total investment income	906	18,238
Expenses
Investment advisory fees	413	6,469
Distribution and service fees, Class A	14	35
Distribution and service fees, Class C	1	51
Administration and accounting fees	49	525
Transfer agent fees and expenses	17	235
Sub-transfer agent fees and expenses, Class A	5	21
Sub-transfer agent fees and expenses, Class C	— (a)	6
Sub-transfer agent fees and expenses, Class I	28	559
Custodian fees	2	2
Printing fees and expenses	7	68
Professional fees	31	40
Interest expense and/or commitment fees	— (a)	5
Registration fees	29	53
Trustees’ fees and expenses	3	36
Miscellaneous expenses	29	61
Total expenses	628	8,166
Less net expenses reimbursed and/or waived by investment adviser(1)	(150)	(687)
Net expenses	478	7,479
Net investment income (loss)	428	10,759
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	2,284	(222)
Foreign currency transactions	12	150
Forward foreign currency exchange contracts	202	(1,498)
Futures	5,403	124,076
Swaps	(1,763)	—
Net change in unrealized appreciation (depreciation) on:
Investments	504	(477)
Foreign currency translations	10	196
Forward foreign currency exchange contracts	186	(5,066)
Futures	(570)	(32,070)
Net realized and unrealized gain (loss) on investments	6,268	85,089
Net increase (decrease) in net assets resulting from operations	$6,696	$95,848

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 3D in the Notes to Financial Statements.
See Notes to Consolidated Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)

	AlphaSimplex Global Alternatives Fund		AlphaSimplex Managed Futures Strategy Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$428	$1,995	$10,759	$38,595
Net realized gain (loss)	6,138	5,089	122,506	(227,136)
Net change in unrealized appreciation (depreciation)	130	(186)	(37,417)	(17,567)
Increase (decrease) in net assets resulting from operations	6,696	6,898	95,848	(206,108)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	—	—	(607)
Class C	—	—	—	(136)
Class I	—	—	—	(11,075)
Class R6	—	—	—	(4,803)
Total dividends and distributions to shareholders	—	—	—	(16,621)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	193	(2,060)	(4,831)	(21,491)
Class C	(1,037)	(328)	(545)	(3,619)
Class I	(3,142)	(42,414)	(286,692)	(568,727)
Class R6	(1,000)	(8,413)	(5,421)	37,852
Increase (decrease) in net assets from capital transactions	(4,986)	(53,215)	(297,489)	(555,985)
Net increase (decrease) in net assets	1,710	(46,317)	(201,641)	(778,714)
Net Assets
Beginning of period	75,884	122,201	1,111,820	1,890,534
End of Period	$77,594	$75,884	$910,179	$1,111,820
See Notes to Consolidated Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)	Ratio of Gross Expenses to Average Net Assets(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(6)(7)	Portfolio Turnover Rate(3)

AlphaSimplex Global Alternatives Fund
Class A
1/1/26 to 6/30/26(8)	$11.18	0.05	0.97	1.02	—	—	—	1.02	$12.20	9.12%	$11,524	1.49%	1.88%	0.91%	227%
1/1/25 to 12/31/25	10.50	0.17	0.51	0.68	—	—	—	0.68	11.18	6.48	10,359	1.49	1.76	1.56	514
1/1/24 to 12/31/24	9.59	0.24	0.67	0.91	—	—	—	0.91	10.50	9.49	11,774	1.49	1.76	2.37	512
1/1/23 to 12/31/23	9.77	0.27	0.07	0.34	(0.52)	—	(0.52)	(0.18)	9.59	3.46	12,622	1.49	1.67	2.73	335
1/1/22 to 12/31/22	10.78	— (9)	(0.08)	(0.08)	(0.93)	—	(0.93)	(1.01)	9.77	(0.80) (10)	13,627	1.49 (11)	1.63	—	124
1/1/21 to 12/31/21	10.67	(0.10)	0.21	0.11	—	—	—	0.11	10.78	1.03 (10)	16,882	1.51 (11)(12)(13)	1.62 (12)(13)	(0.91)	115
Class I*
1/1/26 to 6/30/26(8)	$11.50	0.07	1.00	1.07	—	—	—	1.07	$12.57	9.30%	$58,268	1.24%	1.65%	1.18%	227%
1/1/25 to 12/31/25	10.77	0.20	0.53	0.73	—	—	—	0.73	11.50	6.78	56,431	1.24	1.52	1.86	514
1/1/24 to 12/31/24	9.82	0.28	0.67	0.95	—	—	—	0.95	10.77	9.67	93,204	1.24	1.53	2.66	512
1/1/23 to 12/31/23	9.97	0.30	0.07	0.37	(0.52)	—	(0.52)	(0.15)	9.82	3.69	145,224	1.24	1.41	2.97	335
1/1/22 to 12/31/22	10.98	0.01	(0.07)	(0.06)	(0.95)	—	(0.95)	(1.01)	9.97	(0.53) (10)	166,448	1.24 (11)	1.38	0.12	124
1/1/21 to 12/31/21	10.84	(0.07)	0.21	0.14	—	—	—	0.14	10.98	1.29 (10)	322,349	1.26 (11)(12)(13)	1.37 (12)(13)	(0.60)	115
Class R6**
1/1/26 to 6/30/26(8)	$11.51	0.07	1.01	1.08	—	—	—	1.08	$12.59	9.29%	$7,802	1.19%	1.55%	1.23%	227%
1/1/25 to 12/31/25	10.78	0.21	0.52	0.73	—	—	—	0.73	11.51	6.77	8,096	1.19	1.42	1.89	514
1/1/24 to 12/31/24	9.82	0.28	0.68	0.96	—	—	—	0.96	10.78	9.78	15,953	1.19	1.44	2.65	512
1/1/23 to 12/31/23	9.96	0.31	0.06	0.37	(0.51)	—	(0.51)	(0.14)	9.82	3.69	16,186	1.19	1.33	3.06	335
1/1/22 to 12/31/22	10.97	0.09	(0.14)	(0.05)	(0.96)	—	(0.96)	(1.01)	9.96	(0.56) (10)	30,952	1.19 (11)	1.31	0.86	124
1/1/21 to 12/31/21	10.82	(0.08)	0.23	0.15	—	—	—	0.15	10.97	1.39 (10)	142	1.21 (11)(12)(13)	1.98 (12)(13)	(0.70)	115

AlphaSimplex Managed Futures Strategy Fund
Class A
1/1/26 to 6/30/26(8)	$7.62	0.07	0.62	0.69	—	—	—	0.69	$8.31	9.06%	$26,812	1.70%	1.86%	1.82%	— % (14)
1/1/25 to 12/31/25	8.61	0.19	(1.04)	(0.85)	(0.14)	—	(0.14)	(0.99)	7.62	(9.86)	29,067	1.70	1.83	2.50	— (14)
1/1/24 to 12/31/24	9.03	0.31	(0.62)	(0.31)	(0.11)	—	(0.11)	(0.42)	8.61	(3.44)	57,452	1.70	1.82	3.32	— (14)
1/1/23 to 12/31/23	10.13	0.29	(1.36)	(1.07)	(0.03)	—	(0.03)	(1.10)	9.03	(10.59)	71,167	1.70	1.77	3.06	— (14)
1/1/22 to 12/31/22	9.94	0.05	3.45	3.50	(1.01)	(2.30)	(3.31)	0.19	10.13	35.37	142,236	1.70 (15)	1.70 (15)	0.37	— (14)
1/1/21 to 12/31/21	10.17	(0.18)	0.52	0.34	(0.57)	—	(0.57)	(0.23)	9.94	3.30 (10)	51,356	1.72 (11)(16)	1.76 (16)	(1.63)	— (14)
Class C
1/1/26 to 6/30/26(8)	$6.98	0.04	0.57	0.61	—	—	—	0.61	$7.59	8.74%	$9,939	2.45%	2.56%	1.07%	— % (14)
1/1/25 to 12/31/25	7.92	0.12	(0.96)	(0.84)	(0.10)	—	(0.10)	(0.94)	6.98	(10.62)	9,643	2.45	2.54	1.74	— (14)
1/1/24 to 12/31/24	8.29	0.22	(0.56)	(0.34)	(0.03)	—	(0.03)	(0.37)	7.92	(4.13)	15,007	2.45	2.54	2.57	— (14)
1/1/23 to 12/31/23	9.34	0.21	(1.26)	(1.05)	—	—	—	(1.05)	8.29	(11.24)	21,890	2.45	2.49	2.35	— (14)
1/1/22 to 12/31/22	9.38	(0.07)	3.27	3.20	(0.94)	(2.30)	(3.24)	(0.04)	9.34	34.27	32,718	2.45 (15)	2.45 (15)	(0.56)	— (14)
1/1/21 to 12/31/21	9.63	(0.24)	0.49	0.25	(0.50)	—	(0.50)	(0.25)	9.38	2.54 (10)	17,400	2.47 (11)(16)	2.51 (16)	(2.38)	— (14)
The footnote legend is at the end of the financial highlights.
See Notes to Consolidated Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)	Ratio of Gross Expenses to Average Net Assets(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(6)(7)	Portfolio Turnover Rate(3)
AlphaSimplex Managed Futures Strategy Fund (Continued)
Class I*
1/1/26 to 6/30/26(8)	$7.74	0.09	0.63	0.72	—	—	—	0.72	$8.46	9.30%	$677,737	1.45%	1.59%	2.07%	— % (14)
1/1/25 to 12/31/25	8.71	0.21	(1.06)	(0.85)	(0.12)	—	(0.12)	(0.97)	7.74	(9.78)	889,041	1.45	1.59	2.76	— (14)
1/1/24 to 12/31/24	9.12	0.33	(0.61)	(0.28)	(0.13)	—	(0.13)	(0.41)	8.71	(3.11)	1,650,684	1.45	1.57	3.56	— (14)
1/1/23 to 12/31/23	10.28	0.33	(1.40)	(1.07)	(0.09)	—	(0.09)	(1.16)	9.12	(10.41)	1,972,611	1.45	1.51	3.37	— (14)
1/1/22 to 12/31/22	10.04	0.06	3.52	3.58	(1.04)	(2.30)	(3.34)	0.24	10.28	35.65	2,338,673	1.45 (15)	1.45 (15)	0.44	— (14)
1/1/21 to 12/31/21	10.28	(0.15)	0.52	0.37	(0.61)	—	(0.61)	(0.24)	10.04	3.53 (10)	1,245,471	1.47 (11)(16)	1.51 (16)	(1.38)	— (14)
Class R6**
1/1/26 to 6/30/26(8)	$7.70	0.09	0.63	0.72	—	—	—	0.72	$8.42	9.35%	$195,691	1.33%	1.45%	2.19%	— % (14)
1/1/25 to 12/31/25	8.75	0.22	(1.06)	(0.84)	(0.21)	—	(0.21)	(1.05)	7.70	(9.61)	184,069	1.33	1.43	2.85	— (14)
1/1/24 to 12/31/24	9.16	0.35	(0.62)	(0.27)	(0.14)	—	(0.14)	(0.41)	8.75	(3.00)	167,391	1.33	1.44	3.68	— (14)
1/1/23 to 12/31/23	10.31	0.34	(1.41)	(1.07)	(0.08)	—	(0.08)	(1.15)	9.16	(10.33)	201,378	1.34 (17)	1.39	3.46	— (14)
1/1/22 to 12/31/22	10.06	0.07	3.53	3.60	(1.05)	(2.30)	(3.35)	0.25	10.31	35.93	328,418	1.33	1.33	0.53	— (14)
1/1/21 to 12/31/21	10.30	(0.14)	0.52	0.38	(0.62)	—	(0.62)	(0.24)	10.06	3.63	188,562	1.38 (16)	1.38 (16)	(1.29)	— (14)

Footnote Legend:
*	On May 19, 2023, Class Y shares were renamed Class I shares.
**	On May 19, 2023, Class N shares were renamed Class R6 shares.
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)
Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.

(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Annualized for periods less than one year.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Unaudited.
(9)	Amount is less than $0.005 per share.
(10)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(11)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(12)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets were 1.52% and 1.63% (Class A), 2.27% and 2.38% (Class C), 1.27% and 1.38% (Class I), and 1.22% and 1.99% (Class R6), respectively.

(13)
Includes interest expense. Without this expense, the ratio of net expenses and the ratio of gross expenses would have been 1.49% and 1.60% (Class A), 2.24%
and 2.35% (Class C), 1.24% and 1.35% (Class I), and 1.19% and 1.96% (Class R6), respectively.

(14)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.
(15)	Includes fee/expense recovery of 0.01%.
(16)
Includes interest expense. Without this expense, the ratio of net expenses and the ratio of gross expenses would have been 1.70% and 1.74% (Class A), 2.45%
and 2.48% (Class C), 1.45% and 1.48% (Class I) and 1.36% (Class R6), respectively.

See Notes to Consolidated Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(17)	Due to a change in the expense limitation, the ratio shown is a blended expense ratio.
See Notes to Consolidated Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
June 30, 2026
Note 1. Organization
Virtus Alternative Solutions Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these consolidated financial statements, three funds of the Trust are offered for sale, of which two (each a “Fund” or collectively, the “Funds”) are reported in these consolidated financial statements. Each Fund has a distinct investment objective and is diversified. There is no guarantee that a Fund will achieve its objective(s).
Before each Fund identified below commenced operations, on May 19, 2023, all of the property, assets and liabilities of the corresponding fund identified as its respective predecessor fund, each of which was formerly a series of Natixis Funds Trust II, a Massachusetts business trust (each, a “Predecessor Fund”), were transferred to each respective Fund shown below in a tax-free reorganization as set forth in an agreement and plan of reorganization (each an “AlphaSimplex Reorganization”) among the Trust, on behalf of the Funds, Natixis Funds Trust II, on behalf of the Predecessor Funds, AlphaSimplex Group, LLC (“AlphaSimplex”) and Virtus Alternative Investment Advisers, LLC. As a result of each AlphaSimplex Reorganization, each Fund assumed the performance and accounting history of its corresponding Predecessor Fund. Prior to the AlphaSimplex Reorganizations, the Funds did not have any assets or liabilities. Financial information for each Fund included for the dates prior to the AlphaSimplex Reorganizations is that of such Fund’s Predecessor Fund.
Predecessor Fund	Fund
AlphaSimplex Global Alternatives Fund	Virtus AlphaSimplex Global Alternatives Fund
AlphaSimplex Managed Futures Strategy Fund	Virtus AlphaSimplex Managed Futures Strategy Fund
All of the Funds offer Class A shares, Class I shares and Class R6 shares. The AlphaSimplex Managed Futures Strategy Fund also offers Class C shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1.00% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. No front-end sales load is applied to purchases of $1,000,000 or more. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1.00% CDSC, applicable if redeemed within one year of purchase. With certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund after eight years. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. On January 26, 2026, Class C shares of AlphaSimplex Global Alternatives Fund were converted to Class A shares.
Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I shares.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Consolidated Statements of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
Note 2. Significant Accounting Policies
($ reported in thousands)
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their consolidated financial statements and for derivatives, included in Note 3 below. The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.
Basis of Consolidation
The Funds invest in commodity-related instruments through AlphaSimplex Global Alternatives Cayman Fund Ltd. and AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., wholly-owned subsidiaries (individually, a “Subsidiary” and collectively, the “Subsidiaries”) of AlphaSimplex Global Alternatives Fund and AlphaSimplex Managed Futures Strategy Fund, respectively, organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Funds and their respective Subsidiaries with the intent that each Fund will remain the sole shareholder and primary beneficiary of its respective Subsidiary. Each Fund may invest up to 25% of its total assets in its respective Subsidiary. The Subsidiaries are governed by a separate Board of Directors that is independent of the Funds’ Board.
As of June 30, 2026, the value of each Fund’s investment in its respective Subsidiary was as follows:
	Investment in Subsidiary	Percentage of Net Assets
AlphaSimplex Global Alternatives Fund	$3,320	4.28%
AlphaSimplex Managed Futures Strategy Fund	47,103	5.18%
B.
Security Valuation
The Funds’ Board of Trustees (the “Board”) has designated the Virtus Alternative Investment Advisers, LLC (“Adviser”) as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
 • Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
 • Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 • Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, Exchange-Traded Funds (“ETF”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Consolidated Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
C.
Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT and MLP investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The Fund may invest in MLPs that make distributions that are primarily attributable to return of capital. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.
D.
Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its investors. Therefore, no provision for federal income taxes or excise taxes has been made. Each Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, each Fund is required to increase its taxable income by its share of the respective Subsidiary’s income. Net investment losses of each Subsidiary cannot be deducted by its respective Fund in the current period nor carried forward to offset taxable income in future periods.
The Funds may invest in securities of foreign issuers which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
E.
Distributions to Investors
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
F.
Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the investors of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
G.
Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
H.
MLP Risk
Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.
I.
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.
J.
U.S. Government Agencies or Government-Sponsored Enterprises
Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S.
Government. FHLMC issues Participation Certificates (“PCs”), which are pass through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
K.
Repurchase Agreements
Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2026, the Funds did not have investments in repurchase agreements.
L.
Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of June 30, 2026, none of the Funds were lending under the agreement with BNY.
M.
Segment Reporting
ASC 280, Segment Reporting, established disclosure requirements relating to operating segments in consolidated financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board, management of the Funds’ Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s consolidated financial statements. Adoption of the new standard impacted the Funds financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.
Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Consolidated Statements of Operations as “Net realized gain (loss) from futures.”
During the six months ended June 30, 2026, each Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end are listed after each Fund’s Consolidated Schedule of Investments. Cash deposited as margin is recorded on the Consolidated Statements of Assets and Liabilities as “Cash pledged as collateral for futures contracts.”
B.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Cash deposited is recorded on the Consolidated Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives.”
During the six months ended June 30, 2026, each Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).
Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Consolidated Schedule of Investments.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
C.
Swaps
Each Fund may enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). If held, the value of the swap is reflected on the Consolidated Statements of Assets and Liabilities as “Over-the-counter swaps at value” for OTC swaps and as “variation margin receivable/payable on cleared swaps” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Consolidated Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Consolidated Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Consolidated Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Consolidated Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Each Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives.”
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Total return swaps – Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. These interest payments are based on a specified benchmark rate, such as the U.S. effective federal funds rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Each Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).
Each Fund may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap and the financing costs are reset quarterly.
During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.
The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).
During the six months ended June 30, 2026, AlphaSimplex Global Alternatives Fund utilized an equity basket total return swap to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios and to obtain long or short exposure to the underlying reference instrument.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
Statement Line Description	Primary Risk	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Asset Derivatives
Unrealized appreciation on forward foreign currency exchange contracts	Foreign currency contracts	$239	$6,174
Unrealized appreciation on futures contracts (LME)	Commodity contracts	19	978
Variation margin payable/receivable on futures contracts(1)	Commodity contracts	161	2,198
Variation margin payable/receivable on futures contracts(1)	Equity contracts	448	7,562
Variation margin payable/receivable on futures contracts(1)	Foreign currency contracts	34	7,547
Variation margin payable/receivable on futures contracts(1)	Interest rate contracts	97	873
Total Assets		$998	$25,332
Liability Derivatives
Unrealized depreciation on forward foreign currency exchange contracts	Foreign currency contracts	$(103)	$(5,811)
Unrealized depreciation on futures contracts (LME)	Commodity contracts	(211)	(10,210)
Variation margin payable/receivable on futures contracts(1)	Commodity contracts	(412)	(13,387)
Variation margin payable/receivable on futures contracts(1)	Equity contracts	(155)	(1,225)
Variation margin payable/receivable on futures contracts(1)	Foreign currency contracts	(117)	(1,493)
Variation margin payable/receivable on futures contracts(1)	Interest rate contracts	(209)	(4,206)
Swaps at value(2)	Equity contracts	(8,189)	—
Total Liabilities		$(9396)	$(36,332)

(1)
Represents cumulative appreciation (depreciation) on swap contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is shown in the Consolidated Statements of Assets and Liabilities for exchange-trades futures contracts excluding LME contracts. For OTC swap contracts, the value (including premiums) at June 30, 2026 is shown in the Consolidated Statements of Assets and Liabilities.

(2)	Represents swaps, at value. Value of swaps are reported in the Consolidated Schedule of Investments.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Consolidated Statements of Operations for the six months ended June 30, 2026:
Statement Line Description	Primary Risk	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Net Realized Gain (Loss) from
Futures	Commodity contracts	$1,959	$99,665
Futures	Equity contracts	3,403	44,932
Futures	Foreign currency contracts	(165)	1,534
Futures	Interest rate contracts	206	(22,055)
Forward foreign currency exchange contracts	Foreign currency contracts	202	(1,498)
Swaps	Equity contracts	(1,763)	—
Total		$3,842	$122,578
Net Change in Unrealized Appreciation (Depreciation) on
Futures	Commodity contracts	$(599)	$(38,751)
Futures	Equity contracts	248	3,985
Futures	Foreign currency contracts	(180)	5,103
Futures	Interest rate contracts	(39)	(2,407)
Forward foreign currency exchange contracts	Foreign currency contracts	186	(5,066)
Total		$(384)	$(37,136)
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by each Fund for the six months ended June 30, 2026.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Futures Contracts - Long Positions(1)	$(87)	$26,843
Futures Contracts - Short Positions(1)	45	1,990
Forward Foreign Currency Exchange Purchase Contracts(2)	11,914	406,591
Forward Foreign Currency Exchange Sale Contracts(2)	5,837	515,504
Short Total Return Swap Contracts(2)	10,641	—

(1)	Average unrealized for the period.
(2)	Average notional amount.
D.
Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
E.
Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Consolidated Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statements of Assets and Liabilities.
At June 30, 2026, the Funds’ derivative assets and liabilities (by type) are as follows:

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
	AlphaSimplex Global Alternatives Fund		AlphaSimplex Managed Futures Strategy Fund
	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$388	$—	$4,884	$—
Forward foreign currency exchange contracts	239	103	6,174	5,811
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities	$627	$103	$11,058	$5,811
Derivatives not subject to a MNA or similar agreement	(388)	—	(4,884)	—
Total assets and liabilities subject to a MNA	$239	$103	$6,174	$5,811
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of June 30, 2026:
AlphaSimplex Global Alternatives Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
UBS AG	$239	$(103)	$—	$—	$136
Total	$239	$(103)	$—	$—	$136
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
UBS AG	$103	$(103)	$—	$—	$—
Total	$103	$(103)	$—	$—	$—

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
AlphaSimplex Managed Futures Strategy Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
UBS AG	$6,174	$(5,811)	$—	$—	$363
Total	$6,174	$(5,811)	$—	$—	$363
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
UBS AG	$5,811	$(5,811)	$—	$—	$—
Total	$5,811	$(5,811)	$—	$—	$—
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.
Investment Adviser
The Adviser, an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

	First $2 Billion	$2+ Billion
AlphaSimplex Global Alternatives Fund	1.10%	1.05%

	First $2.5 Billion	$2.5+ Billion
AlphaSimplex Managed Futures Strategy Fund	1.25%	1.20%
The assets of each Fund’s Subsidiary, each organized as a company under the laws of the Cayman Islands, are excluded from the assets on which the above-described management fee is calculated. However, under the terms of separate investment advisory agreements, each Subsidiary pays the Adviser an investment management fee calculated on the value of the Subsidiary’s average daily net assets at the same rates.
B.
Subadvisers
AlphaSimplex Group, LLC (“Subadviser”), an indirect wholly-owned subsidiary of Virtus, is the subadviser to the Funds. The Subadviser manages the investments of the Funds, for which it is paid a fee by the Adviser.
C.
Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through May 19, 2027. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.
Fund	Class A	Class C	Class I	Class R6
AlphaSimplex Global Alternatives Fund	1.49%	N/A	1.24%	1.19%
AlphaSimplex Managed Futures Strategy Fund	1.70	2.45%	1.45	1.33
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
D.
Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending June 30:
	Expiration
Fund	2026	2027	2028	2029	Total
AlphaSimplex Global Alternatives Fund
Class A	$10	$34	$28	$22	$94
Class I	125	290	248	114	777
Class R6	12	53	24	14	103
AlphaSimplex Managed Futures Strategy Fund
Class A	44	77	56	22	199
Class C	7	17	11	5	40
Class I	934	2,381	1,671	548	5,534
Class R6	108	220	164	112	604
During the six months ended June 30, 2026, the Adviser did not recapture any expenses previously waived.
E.
Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended June 30, 2026, it retained net commissions of $1 for Class A shares and CDSC of $— and $—(a) for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(a)Amount is less than $500 (not in thousands).
F.
Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended June 30, 2026, the Funds incurred administration fees totaling $530 which are included in the Consolidated Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended June 30, 2026, the Funds incurred transfer agent fees totaling $237 which are included in the Consolidated Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.
Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the six months ended June 30, 2026, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.
Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Consolidated Statements of Assets and Liabilities at June 30, 2026.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, short-term securities and derivatives) during the six months ended June 30, 2026, were as follows:
	Purchases	Sales
AlphaSimplex Global Alternatives Fund	$73,973	$87,668
There were no purchases or sales of long-term U.S. government and agency securities during the six months ended June 30, 2026.
Note 6. Capital Share Transactions
($ reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	AlphaSimplex Global Alternatives Fund				AlphaSimplex Managed Futures Strategy Fund
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	88	$1,025	51	$548	181	$1,482	1,123	$8,681
Reinvestment of distributions and cross class conversions	—	—	—	—	—	—	74	562
Shares repurchased and cross class conversions	(71)	(832)	(246)	(2,608)	(771)	(6,313)	(4,050)	(30,734)
Net Increase / (Decrease)	17	$193	(195)	$(2,060)	(590)	$(4,831)	(2,853)	$(21,491)
Class C
Shares sold and cross class conversions	— (1)	$— (2)	45	$453	73	$543	255	$1,724
Reinvestment of distributions and cross class conversions	—	—	—	—	—	—	19	133
Shares repurchased and cross class conversions	(98)	(1,037)	(79)	(781)	(145)	(1,088)	(787)	(5,476)
Net Increase / (Decrease)	(98)	$(1,037)	(34)	$(328)	(72)	$(545)	(513)	$(3,619)
Class I
Shares sold and cross class conversions	402	$4,918	3,001	$32,528	15,247	$126,838	102,389	$793,143
Reinvestment of distributions and cross class conversions	—	—	—	—	—	—	1,213	9,354
Shares repurchased and cross class conversions	(674)	(8,060)	(6,744)	(74,942)	(49,967)	(413,530)	(178,360)	(1,371,224)
Net Increase / (Decrease)	(272)	$(3,142)	(3,743)	$(42,414)	(34,720)	$(286,692)	(74,758)	$(568,727)
Class R6
Shares sold and cross class conversions	1	$4	53	$586	2,296	$19,350	14,617	$112,841
Reinvestment of distributions and cross class conversions	—	—	—	—	—	—	417	3,186
Shares repurchased and cross class conversions	(83)	(1,004)	(829)	(8,999)	(2,953)	(24,771)	(10,263)	(78,175)
Net Increase / (Decrease)	(82)	$(1,000)	(776)	$(8,413)	(657)	$(5,421)	4,771	$37,852

(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
Note 7. 10% Shareholders
As of June 30, 2026, the Funds had individual investor account(s) and/or omnibus investor account(s) (comprised of a group of individual investors), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
AlphaSimplex Global Alternatives Fund	38%	3
AlphaSimplex Managed Futures Strategy Fund	31	2

*	None of the accounts are affiliated.
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
The Funds’ investment in commodity-related instruments may subject the Funds to greater volatility than investments in other securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
The Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 9. Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At June 30, 2026, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended (“Credit Agreement”) with a commercial bank. During the reporting period, the Credit Agreement was renewed with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds. Unless renewed, the Credit Agreement will terminate on July 1, 2027. The Credit Agreement allows the funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable of each Fund’s total net assets in accordance with the terms of the agreement. Each fund, that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a Secured Overnight Funding Rate or the Fed Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended June 30, 2026, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations.
The Funds had no borrowings at any time during the six months ended June 30, 2026.
Note 12. Federal Income Tax Information
($ reported in thousands)
At June 30, 2026, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AlphaSimplex Global Alternatives Fund	$65,187	$4,895	$ (5,310)	$ (415)
AlphaSimplex Managed Futures Strategy Fund	754,459	872	(21,343)	(20,471)
The Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended December 31, 2025, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
AlphaSimplex Global Alternatives Fund	$15,377	$—
AlphaSimplex Managed Futures Strategy Fund	291,313	437,657
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these consolidated financial statements.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these consolidated financial statements.

Virtus Alternative Solutions Trust
OTHER INFORMATION (Unaudited)
June 30, 2026
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
($ reported in thousands)
For the six months ended June 30, 2026, the Funds incurred independent Trustee’s fees totaling $35 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
None

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VIRTUS ALTERNATIVE SOLUTIONS TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
F. Ford Drummond
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal
Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Alternative Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services
1-800-243-1574
Adviser Consulting Group
1-800-243-4361
Website
Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470

For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8081 08-26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Refer to the Other Information Section in Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Alternative Solutions Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 08/31/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 08/31/2026

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer and Treasurer
(principal financial and accounting officer)

Date 08/28/2026

*	Print the name and title of each signing officer under his or her signature.